RESTRICTED NET ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
RESTRICTED NET ASSETS [Abstract]
Changes in Statutory Reserve
The changes in statutory reserve are as follows:

	Year ended December 31,
	2022 $	2023 $

At the beginning of the financial year	6,144	12,490
Transferred from retained earnings	6,346	4,491
At the end of the financial year	12,490	16,981